Fair value measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Trading	$ 6,824	$ 6,313
Available-for-sale investments	3,317,440	3,332,738
Other assets - Derivatives	9,124	30,096
Financial liabilities
Other liabilities - Derivatives	10,468	11,321
Fair Value, Measurements, Recurring
Financial assets
Trading	6,824	6,313
Available-for-sale investments	3,317,440	3,332,738
Other assets - Derivatives	9,124	30,096
Financial liabilities
Other liabilities - Derivatives	10,468	11,321
Fair Value, Measurements, Recurring | Level 1
Financial assets
Trading	6,616	6,091
Available-for-sale investments	0	0
Other assets - Derivatives	0	0
Financial liabilities
Other liabilities - Derivatives	0	0
Fair Value, Measurements, Recurring | Level 2
Financial assets
Trading	208	222
Available-for-sale investments	3,304,947	3,320,245
Other assets - Derivatives	9,124	30,096
Financial liabilities
Other liabilities - Derivatives	10,468	11,321
Fair Value, Measurements, Recurring | Level 3
Financial assets
Trading	0	0
Available-for-sale investments	12,493	12,493
Other assets - Derivatives	0	0
Financial liabilities
Other liabilities - Derivatives	0	0
Mutual funds
Financial assets
Trading	6,824	6,313
Mutual funds | Fair Value, Measurements, Recurring
Financial assets
Trading	6,824	6,313
Mutual funds | Fair Value, Measurements, Recurring | Level 1
Financial assets
Trading	6,616	6,091
Mutual funds | Fair Value, Measurements, Recurring | Level 2
Financial assets
Trading	208	222
Mutual funds | Fair Value, Measurements, Recurring | Level 3
Financial assets
Trading	0	0
US government and federal agencies | Fair Value, Measurements, Recurring
Financial assets
Available-for-sale investments	2,709,104	2,430,402
US government and federal agencies | Fair Value, Measurements, Recurring | Level 1
Financial assets
Available-for-sale investments	0	0
US government and federal agencies | Fair Value, Measurements, Recurring | Level 2
Financial assets
Available-for-sale investments	2,709,104	2,430,402
US government and federal agencies | Fair Value, Measurements, Recurring | Level 3
Financial assets
Available-for-sale investments	0	0
Non-US governments debt securities | Fair Value, Measurements, Recurring
Financial assets
Available-for-sale investments	26,248	27,020
Non-US governments debt securities | Fair Value, Measurements, Recurring | Level 1
Financial assets
Available-for-sale investments	0	0
Non-US governments debt securities | Fair Value, Measurements, Recurring | Level 2
Financial assets
Available-for-sale investments	26,248	27,020
Non-US governments debt securities | Fair Value, Measurements, Recurring | Level 3
Financial assets
Available-for-sale investments	0	0
Corporate debt securities | Fair Value, Measurements, Recurring
Financial assets
Available-for-sale investments	243,372	514,475
Corporate debt securities | Fair Value, Measurements, Recurring | Level 1
Financial assets
Available-for-sale investments	0	0
Corporate debt securities | Fair Value, Measurements, Recurring | Level 2
Financial assets
Available-for-sale investments	243,372	514,475
Corporate debt securities | Fair Value, Measurements, Recurring | Level 3
Financial assets
Available-for-sale investments	0	0
Asset-backed securities - Student loans | Fair Value, Measurements, Recurring
Financial assets
Available-for-sale investments	12,493	12,493
Asset-backed securities - Student loans | Fair Value, Measurements, Recurring | Level 1
Financial assets
Available-for-sale investments	0	0
Asset-backed securities - Student loans | Fair Value, Measurements, Recurring | Level 2
Financial assets
Available-for-sale investments	0	0
Asset-backed securities - Student loans | Fair Value, Measurements, Recurring | Level 3
Financial assets
Available-for-sale investments	12,493	12,493
Commercial mortgage-backed securities | Fair Value, Measurements, Recurring
Financial assets
Available-for-sale investments	141,500	150,546
Commercial mortgage-backed securities | Fair Value, Measurements, Recurring | Level 1
Financial assets
Available-for-sale investments	0	0
Commercial mortgage-backed securities | Fair Value, Measurements, Recurring | Level 2
Financial assets
Available-for-sale investments	141,500	150,546
Commercial mortgage-backed securities | Fair Value, Measurements, Recurring | Level 3
Financial assets
Available-for-sale investments	0	0
Residential mortgage-backed securities | Fair Value, Measurements, Recurring
Financial assets
Available-for-sale investments	184,723	197,802
Residential mortgage-backed securities | Fair Value, Measurements, Recurring | Level 1
Financial assets
Available-for-sale investments	0	0
Residential mortgage-backed securities | Fair Value, Measurements, Recurring | Level 2
Financial assets
Available-for-sale investments	184,723	197,802
Residential mortgage-backed securities | Fair Value, Measurements, Recurring | Level 3
Financial assets
Available-for-sale investments	$ 0	$ 0